CONVERTIBLE BONDS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CONVERTIBLE BONDS

	December 31,
	2022	2021
	US$	US$

Convertible Bond A	—	—
Convertible Bond B	—	20,000,000
Convertible Bond C	—	1,000,000
Convertible Bond D	10,000,000	—
Total principal	10,000,000	21,000,000
Less: unamortized debt discount	(807,860)	(4,246,810)
Net carrying amount	9,192,140	16,753,190
Less: maturing within one year	(9,192,140)	(7,561,050)
	—	9,192,140

SCHEDULE OF DEBT

Changes in total principal balance of convertible bond:

	Convertible Bond B	Convertible Bond C	Convertible Bond D	Total
	US$	US$	US$	US$
Total principal balance as of December 31, 2021 and January 1, 2022	20,000,000	1,000,000	-	21,000,000
Repayment during the year	(3,500,000)	-	-	(3,500,000)
Conversion to non-convertible loan	(7,500,000)	-	-	(7,500,000)
Convertible Bond replacement	(9,000,000)	(1,000,000)	10,000,000	-
Total principal balance as of December 31, 2022	-	-	10,000,000	10,000,000